Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property and equipment

	December 31, 2023
	Cost	Accumulated depreciation	Net

Data processing equipment	244,452	(90,976)	153,476
Machinery and equipment(i)	3,658,969	(1,482,900)	2,176,069
Buildings Leasing(ii)	154,343	(60,812)	93,531
Other	47,540	(19,605)	27,935
Total	4,105,304	(1,654,293)	2,451,011

	December 31, 2022
	Cost	Accumulated depreciation	Net

Data processing equipment	214,279	(68,274)	146,005
Machinery and equipment(i)	3,382,067	(1,115,120)	2,266,947
Buildings Leasing(ii)	102,145	(43,901)	58,244
Other	33,692	(11,389)	22,303
Total	3,732,183	(1,238,684)	2,493,499
The changes in cost and accumulated depreciation were as follows:

	Data processing equipment	Machinery and equipment (i)	Buildings Leasing (ii)	Other	Total

On December 31, 2021
Cost	106,643	2,798,823	94,048	29,909	3,029,423
Accumulated depreciation	(51,294)	(654,360)	(26,928)	(7,789)	(740,371)
Net book value	55,349	2,144,463	67,120	22,120	2,289,052

On December 31, 2022
Opening balance
Cost	107,636	583,244	8,097	3,783	702,760
Purchases	109,245	981,462	8,097	5,352	1,104,156
Disposals	(1,609)	(398,218)	—	(1,569)	(401,396)
Depreciation	(16,980)	(460,760)	(16,973)	(3,600)	(498,313)
Depreciation	(17,092)	(647,318)	(16,973)	(3,851)	(685,234)
Disposals	112	186,558	—	251	186,921
Net book value	146,005	2,266,947	58,244	22,303	2,493,499

On December 31, 2022
Cost	214,279	3,382,067	102,145	33,692	3,732,183
Accumulated depreciation	(68,274)	(1,115,120)	(43,901)	(11,389)	(1,238,684)
Net book value	146,005	2,266,947	58,244	22,303	2,493,499

On December 31, 2023
Cost	30,173	276,902	52,198	13,848	373,121
Purchases	30,242	902,688	55,975	18,628	1,007,533
Disposals/Provisions(iii)	(862)	(625,786)	(3,777)	(4,822)	(635,247)
Acquisition of subsidiary	793	—	—	42	835
Depreciation	(22,702)	(367,780)	(16,911)	(8,216)	(415,609)
Depreciation	(23,200)	(692,762)	(18,525)	(9,335)	(743,822)
Disposals/Provisions(iii)	844	324,982	1,614	1,136	328,576
Acquisition of subsidiary	(346)	—	—	(17)	(363)
Net book value	153,476	2,176,069	93,531	27,935	2,451,011

On December 31, 2023
Cost	244,452	3,658,969	154,343	47,540	4,105,304
Accumulated depreciation	(90,976)	(1,482,900)	(60,812)	(19,605)	(1,654,293)
Net book value	153,476	2,176,069	93,531	27,935	2,451,011

(i)Net book value of POS devices is R$2,127,236 (R$2,212,692 as of December 31, 2022), which are depreciated over 5 years. The depreciation of POS in the year ended December 31, 2023, amounted to R$685,685 (R$640,798 and R$448,385 for the years ended December 31, 2022 and 2021). On December 31, 2023, PagSeguro Group have contractual obligations to acquire POS devices in the amount of R$366,172 (R$860,321 as of December 31, 2022).
(ii)As of December 31, 2023, PagSeguro Group had a lease liability presented in other current liabilities in the amount of R$14,777 (R$18,704 as of December 31, 2022) and as non-current liability in the amount of R$81,087 (R$39,867 as of December 31, 2022). For the year ended December 31, 2023, the PagSeguro Group incurred in financial expenses related to these leases of R$16,972 (R$18,179 and R$15,148 for the years ended December 31, 2022 and 2021).
(iii)The net book value of disposals is R$306,671 of which R$635,247 are cost and R$328,576 are accumulated depreciation. During the year ended December 31, 2023, the Company revised its business strategy towards a specific group of merchants and observed no future economic benefit is expected from them, resulting in the provision of POS devices allocated to these merchants in the net book value of R$246,771 (R$536,006 are cost and R$289,235 are accumulated depreciation) and R$199,868 (R$387,261 are cost and R$187,392 are accumulated depreciation) during the year ended December 31, 2022.